Mar. 30, 2020
Evermore Global Value Fund
Evermore Funds Trust
Evermore Funds Trust
Supplement dated
March 30, 2020
to the
Evermore Global Value Fund (the “Fund”)
Prospectus and Summary Prospectus
dated April 30, 2019

The following information supplements the information in the sections entitled "Principal Investment Risks" in the summary prospectus, and "Fund Summary - Principal Investment Risks" and "Additional Information About Investment Strategies and Risks of Investing in the Fund - Risks of Investing in the Fund" in the Fund’s prospectus and summary prospectus:

Principal Investment Risks
Pandemic Risk
Disease outbreaks that affect local economies or the global economy may materially and adversely impact our investment funds and portfolios and/or our business. For example, uncertainties regarding the novel coronavirus (COVID-19) outbreak have resulted in serious economic disruptions internationally and especially in Asia. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser has in place business continuity plans reasonably designed to ensure that it maintains normal business operations, and the Adviser periodically tests those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser or the Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

Please retain this Supplement with your Prospectus and Summary Prospectus